Redeemable Convertible Preferred Stock - narratives (Details)		3 Months Ended	12 Months Ended
	May 13, 2025 shares	Mar. 31, 2025 USD ($) director Vote $ / shares	Dec. 31, 2024 USD ($) director Vote $ / shares	Dec. 31, 2023 USD ($)	Jun. 30, 2021 $ / shares
Dividends
Dividends declared | $		$ 0	$ 0	$ 0
Voting Rights
Number of vote per common stock | Vote		1	1
Right to Elect Directors
Number of directors entitled to elect by holders of common stock | director		1	1
Conversion
Automatic preferred stock conversion, minimum share issued price ( in dollar per share)		$ 5.7143	$ 5.7143
Automatic preferred stock conversion, minimum gross proceeds from issue of underwritten public offering | $		$ 50,000,000	$ 50,000,000
Preferred stock conversion ratio		0.01	0.01
Cara Therapeutics Inc. | Subsequent Event
Conversion
Number of converted shares upon closing of merger | shares	6,539,404
Series A Preferred Stock
Right to Elect Directors
Number of directors entitled to elect by holders of preferred stock | director		2	2
Conversion
Preferred stock conversion price ( in dollar per share)		$ 1	$ 1
Liquidating preferred stock per share ( in dollar per share)		$ 1	$ 1
Series B Preferred Stock
Right to Elect Directors
Number of directors entitled to elect by holders of preferred stock | director		1	1
Conversion
Preferred stock conversion price ( in dollar per share)		$ 3.8095	$ 3.8095		$ 1
Liquidating preferred stock per share ( in dollar per share)		$ 3.8095	$ 3.8095